THE COMPANY AND SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $)	4 Months Ended	12 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Mar. 29, 2012 Predecessor	Aug. 30, 2012 Predecessor	Mar. 29, 2012 Predecessor	Mar. 29, 2012 Accounting change represented a change in accounting estimate effected by a change in accounting principle Predecessor	Mar. 29, 2012 Accounting change represented a change in accounting estimate effected by a change in accounting principle Predecessor
Accounting Changes
Period after issuance of gift cards to recognize breakage income on the unredeemed gift cards		18 months				18 months
Gift card breakage income recorded due to change from the Remote Method to the Proportional Method			$ 14,969,000			$ 14,969,000
Gift card breakage income recognized	$ 3,483,000	$ 19,510,000		$ 7,776,000	$ 32,633,000		$ 32,633,000